Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements
Summary of bank's actual capital amounts and ratios

        The Company's and the Bank's actual capital amounts and ratios as of December 31, 2016 and 2015 are also presented.

	2016
	Actual		Minimum Capital Required		Required to be Considered Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital to risk weighted assets:
Company	$316,314	13.28%	$190,527	8.00%	$238,159	N/A
Bank	325,465	13.61%	191,267	8.00%	239,084	10.00%
Tier 1 capital to risk weighted assets:
Company	$304,324	12.78%	$142,895	6.00%	$190,527	N/A
Bank	313,474	13.11%	143,450	6.00%	191,267	8.00%
Common Equity Tier 1 (CET1) to risk weighted assets:
Company	$266,760	11.20%	$107,171	4.50%	$154,803	N/A
Bank	313,474	13.11%	107,588	4.50%	155,404	6.50%
Tier 1 capital to average assets:
Company	$304,324	10.07%	$120,850	4.00%	$151,062	N/A
Bank	313,474	10.35%	121,169	4.00%	151,461	5.00%

	2015
	Actual		Minimum Capital Required		Required to be Considered Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital to risk weighted assets:
Company	$202,578	12.51%	$129,534	8.00%	$161,917	N/A
Bank	192,253	11.87%	129,537	8.00%	161,921	10.00%
Tier 1 capital to risk weighted assets:
Company	$194,364	12.00%	$97,150	6.00%	$129,534	N/A
Bank	184,039	11.37%	97,153	6.00%	129,537	8.00%
Common Equity Tier 1 (CET1) to risk weighted assets:
Company	$144,361	8.92%	$72,863	4.50%	$105,246	N/A
Bank	184,039	11.37%	72,864	4.50%	105,249	6.50%
Tier 1 capital to average assets:
Company	$194,364	7.85%	$99,076	4.00%	$123,845	N/A
Bank	184,039	7.43%	99,077	4.00%	123,846	5.00%